Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenue	$ 3,334,835	$ 2,430,216	$ 6,281,576	$ 5,168,519
Western Europe [Member]
Segment Reporting [Line Items]
Total revenue	1,279,860	976,639	2,288,929	1,736,617
Central Eastern And Southern Europe [Member]
Segment Reporting [Line Items]
Total revenue	362,016	355,707	674,678	519,401
North America [Member]
Segment Reporting [Line Items]
Total revenue	1,419,339	949,874	2,786,878	2,696,357
Rest Of World [Member]
Segment Reporting [Line Items]
Total revenue	$ 273,620	$ 147,996	$ 531,091	$ 216,144